Share-Based Compensation - Schedule of Share-Based Compensation (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Mar. 18, 2024
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares		20,788,886	20,888,886
Fair value of share-based compensation		$ 83,155,336
Swee Kheng Chua [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[1],[2],[3]	17,900,000
Fair value of share-based compensation	[1],[2],[3]	$ 71,599,820
Terence Wing Khai Yap [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[1],[2],[3]	250,000
Fair value of share-based compensation	[1],[2],[3]	$ 999,998
Sze Yin Ong [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[1],[2],[3]	46,296
Fair value of share-based compensation	[1],[2],[3]	$ 185,184
Sharifah Noriati Binte Said Omar [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[1],[2],[3]	185,185
Fair value of share-based compensation	[1],[2],[3]	$ 740,738
Ping Ping Lim [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[1],[2],[3]	377,775
Fair value of share-based compensation	[1],[2],[3]	$ 1,511,096
Jia Wei Chua [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[1],[2]	14,815
Fair value of share-based compensation	[1],[2]	$ 59,260
Meang Fai Pang [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[4]	14,815
Fair value of share-based compensation	[4]	$ 59,260
Weilekai Investments Pte Ltd [Member]
Schedule of Share-Based Compensation [Line Items]
Class B Ordinary Shares	[2]	2,000,000
Fair value of share-based compensation	[2]	$ 7,999,980

[1]	These are the employees of the Company
[2]	These are the related parties of the Company
[3]	These are the Key Management Personnel of the Company
[4]	This is a close associate of the Company